Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Investor P | iShares Russell 2000 Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About iShares Russell 2000 Small-Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of iShares Russell 2000 Small-Cap Index Fund (“Russell 2000 Small-Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 23 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect Russell 2000 Small-Cap Index Fund’s performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Russell 2000 Small-Cap Index Fund and Russell 2000 Small-Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”). Management fees are paid by the Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Russell 2000 Small-Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

		The Fund is a “feeder” fund that invests all of its assets in the Series, a series of the Master LLC, which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Series.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in Russell 2000 Small-Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Index-Related Risk — There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Passive Investment Risk — Because BlackRock does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.
  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Investor P Shares commenced operations on August 6, 2018. As a result, the returns in the chart and the average annual total return table for Investor P Shares, prior to their commencement of operations on August 6, 2018, are based on the Fund’s Institutional Shares, which are offered in a separate prospectus, adjusted to reflect the fees and expenses applicable to Investor P Shares and the front-end sales charge applicable to Investor P Shares.

		The average annual total returns table compares the Fund’s performance to that of the Russell 2000. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charge. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor P Shares ANNUAL TOTAL RETURNS Russell 2000 Small-Cap Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 16.10% (quarter ended December 31, 2010) and the lowest return for a quarter was -22.04% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/19 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investor P | iShares Russell 2000 Small-Cap Index Fund | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.37%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 561
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	$ 1,001
2010	rr_AnnualReturn2010	26.45%
2011	rr_AnnualReturn2011	(4.73%)
2012	rr_AnnualReturn2012	15.81%
2013	rr_AnnualReturn2013	38.79%
2014	rr_AnnualReturn2014	4.55%
2015	rr_AnnualReturn2015	(4.67%)
2016	rr_AnnualReturn2016	21.03%
2017	rr_AnnualReturn2017	14.27%
2018	rr_AnnualReturn2018	(11.19%)
2019	rr_AnnualReturn2019	25.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	10.90%
Investor P | iShares Russell 2000 Small-Cap Index Fund | Return After Taxes on Distributions | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Investor P | iShares Russell 2000 Small-Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Investor P | iShares Russell 2000 Small-Cap Index Fund | Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Series’ assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Series pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through April 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Russell 2000 Small-Cap Index Fund and Russell 2000 Small-Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”). Management fees are paid by the Series.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.37% for Investor P Shares through April 30, 2021. In addition to the contractual waiver with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.07% of average daily net assets through April 30, 2021. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of the Master LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Series, as applicable.